ACQUISITIONS - Narrative (Details) € in Millions, ₨ in Millions, £ in Millions, R$ in Millions, $ in Millions																											1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 14, 2023 USD ($) MW GW	Dec. 14, 2023 GBP (£)	Nov. 07, 2023 USD ($)	Nov. 06, 2023 USD ($) MW	Nov. 06, 2023 BRL (R$) MW	Oct. 26, 2023 USD ($)	Oct. 26, 2023 INR (₨)	Oct. 25, 2023 USD ($) MW	Oct. 10, 2023 USD ($)	May 04, 2023 USD ($) MW	Apr. 22, 2023 USD ($) MW	Apr. 22, 2023 INR (₨) MW	Mar. 03, 2023 USD ($) MW	Feb. 16, 2023 USD ($)	Feb. 16, 2023 INR (₨)	Dec. 21, 2022 USD ($)	Dec. 16, 2022 USD ($) MW GW	Sep. 28, 2022 USD ($) MW GW	Aug. 03, 2022 USD ($)	Jun. 20, 2022 USD ($) GW	Mar. 17, 2022 USD ($) MW	Feb. 02, 2022 USD ($) GW	Feb. 02, 2022 EUR (€)	Jan. 24, 2022 USD ($) GW	Mar. 31, 2021 USD ($) site MW	Mar. 24, 2021 USD ($) facility MW	Feb. 28, 2022 USD ($) MW	Dec. 31, 2023 USD ($)	Mar. 31, 2023	Mar. 31, 2021 USD ($) site MW	Sep. 30, 2023 USD ($)	Sep. 30, 2023 INR (₨)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 14, 2023 GBP (£) MW GW	Sep. 30, 2022	Feb. 02, 2022 EUR (€) GW
Disclosure of detailed information about business combination [line items]
Revenues																																	$ 5,038.0	$ 4,711.0	$ 4,096.0
Fair value of net assets acquired																																			1,311.0
Total fair value of net assets acquired including goodwill, net of non-controlling interests																																			1,428.0
20 GW United States Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																								100.00%
Investment in equity-accounted investments																								$ 760.0
Economic interest held																								20.00%
Acquisition costs (less than)																								$ 2.0
Contingent consideration recognised as of acquisition date																								$ 58.0
Solar power capacity | GW																								20
Working capital and closing adjustments																								$ 702.0
1.7 GW Germany Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																						100.00%																100.00%
Investment in equity-accounted investments																						$ 90.0	€ 81
Economic interest held																						20.00%	20.00%
Acquisition costs (less than)																						$ 2.0	€ 2
Contingent consideration recognised as of acquisition date																						$ 17.0																€ 15
Solar power capacity | GW																						1.7																1.7
Working capital and closing adjustments																						$ 73.0	€ 66
Chile Distributed Generation Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																					83.00%													84.00%			83.00%
Investment in equity-accounted investments																					$ 31.0							$ 4.0
Economic interest held																					20.00%
Acquisition costs (less than)																					$ 1.0
Fair value of net assets acquired																																		$ 19.0
Operating and under construction assets, power capacity | MW																					437
Total fair value of net assets acquired including goodwill, net of non-controlling interests																																		$ 37.0
Basis for consideration percentage																																		100.00%
Oregon Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																										100.00%
Wind power capacity, generation facilities (in MW) | MW																										845
Economic interest held																										25.00%
Acquisition costs (less than)																										$ 6.0
Revenue of combined entity as if combination occurred at beginning of period																																		$ 183.0
Consideration transferred, acquisition-date fair value																										$ 744.0
Fair value of net assets acquired																																			(744.0)
Wind power capacity, development projects (in MW) | MW																										400
Total fair value of net assets acquired including goodwill, net of non-controlling interests																																			744.0
Number of wind generation facilities | facility																										3
U.S. Distribution Generation Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																		100.00%							100.00%					100.00%
Investment in equity-accounted investments																		$ 614.0
Economic interest held																		20.00%
Acquisition costs (less than)																		$ 5.0							$ 2.0
Revenue of combined entity as if combination occurred at beginning of period																																	46.0	79.0
Consideration transferred, acquisition-date fair value																									$ 684.0					$ 684.0
Fair value of net assets acquired																																		305.0	(567.0)
Operating and under construction assets, power capacity | MW																		500							360					360
Initial equity price																		$ 538.0
Working capital and closing adjustments																		22.0
Total fair value of net assets acquired including goodwill, net of non-controlling interests																																		614.0	$ 684.0
Repayments of non-current borrowings																		98.0
Increase (decrease) in goodwill																																	73.0
Increase (decrease) in property, plant and equipment																																	36.0
Increase (decrease) in deferred tax liability (asset)																																	7.0
Increase (decrease) in non-recourse borrowings																																	33.0
Increase (decrease) in non-current provisions																																	3.0
Increase (decrease) in financial liabilities																																	8.0
Operating and under construction assets, number of sites | site																									600					600
Development assets, power capacity (in MW) | MW																									700					700
Economic interest in joint venture																									25.00%
U.S. Distribution Generation Portfolio | Debt Associated With U.S. Distribution Generation Portfolio Acquisition Refinancing
Disclosure of detailed information about business combination [line items]
Notional amount																		$ 123.0
U.S. Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																	100.00%
Investment in equity-accounted investments																	$ 1,092.0
Economic interest held																	20.00%
Acquisition costs (less than)																	$ 4.0
Revenue of combined entity as if combination occurred at beginning of period																																	82.0
Fair value of net assets acquired																												1,114.0					1,114.0	1,109.0
Operating and under construction assets, power capacity | MW																	800
Solar power capacity | GW																	22
Total fair value of net assets acquired including goodwill, net of non-controlling interests																												1,092.0					1,092.0	$ 1,092.0
Increase (decrease) in property, plant and equipment																																	(96.0)
Increase (decrease) in financial liabilities																																	97.0
Decrease in assets held for sale																																	6.0
Decrease in other non-current assets																																	12.0
Decrease in other long-term liabilities																																	23.0
Decrease in provisions																																	6.0
Increase in liabilities held for sale																																	9.0
1.8 GW U.S. Distribution Generation Portfolio
Disclosure of detailed information about business combination [line items]
Solar power capacity | GW																		1.8
California Bioenergy
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																10.00%
Economic interest held																2.00%
Initial investment																$ 150.0
Net investment																30.0
Investment option																350.0
Net investment option																$ 70.0
Powen
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																											16.00%				8.80%	8.80%
Wind power capacity, generation facilities (in MW) | MW																											700
Economic interest held																											32.00%
Initial investment																											$ 22.0
Net investment																											6.0
Investment option																											34.0				$ 10.0
Net investment option																											$ 7.0
Powen | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																															44.00%	44.00%
Economic interest held																											6.00%
Investment option																															$ 49.0
Island Aggregator LP
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																				20.00%
Investment in equity-accounted investments																				$ 122.0
Purchase of interests in investments accounted for using equity method																				$ 500.0
California Resources Corporation
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																			$ 48.0
Economic interest held																			10.00%
Initial investment																			$ 137.0
Purchase of interests in investments accounted for using equity method																			$ 500.0
1.2 GW Island Aggregator LP
Disclosure of detailed information about business combination [line items]
Solar power capacity | GW																				1.2
1.3 GW Island Aggregator LP
Disclosure of detailed information about business combination [line items]
Solar power capacity | GW																				1.3
Polenergia
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																														$ 44.0
Ownership Interest																													8.00%	6.00%
Polenergia | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																														$ 175.0
Ownership Interest																													32.00%	23.00%
Polenergia | Brookfield Renewable And Institutional Partners And Majority Shareholder
Disclosure of detailed information about business combination [line items]
Ownership Interest																														75.00%
136 MW Brazil Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired													100.00%
Wind power capacity, generation facilities (in MW) | MW													136
Investment in equity-accounted investments													$ 24.0
Deferred consideration													$ 1.0
Economic interest held													25.00%
Acquisition costs (less than)													$ 1.0
Revenue of combined entity as if combination occurred at beginning of period																																	24.0
Fair value of net assets acquired																												95.0					95.0
Working capital and closing adjustments													23.0
Total fair value of net assets acquired including goodwill, net of non-controlling interests																												95.0					95.0
136 MW Brazil Wind Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments													95.0
Deferred consideration													5.0
Working capital and closing adjustments													$ 90.0
730 MW Development Pipeline In Brazil
Disclosure of detailed information about business combination [line items]
Wind power capacity, generation facilities (in MW) | MW										730
Investment in equity-accounted investments										$ 1.0
Economic interest held										20.00%			90.00%
Fair value of net assets acquired										$ 5.0
Fair values of liabilities assumed										1.0
730 MW Development Pipeline In Brazil | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments										$ 4.0
5,900 MW Operating And Under Construction And 6,100 Development U.S. Renewable Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								100.00%
Investment in equity-accounted investments								$ 308.0
Deferred consideration								147.0
Acquisition costs (less than)								$ 2.0
Revenue of combined entity as if combination occurred at beginning of period																																	401.0
Operating and under construction assets, power capacity | MW								5,900
Solar power capacity | MW								6,100
Working capital and closing adjustments								$ 161.0
5,900 MW Operating And Under Construction And 6,100 Development U.S. Renewable Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments								1,083.0
Deferred consideration								518.0
Acquisition costs (less than)								6.0
Working capital and closing adjustments								$ 565.0
U.K. Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%																																			100.00%
Investment in equity-accounted investments	$ 296.0	£ 232
Acquisition costs (less than)	$ 3.0
Revenue of combined entity as if combination occurred at beginning of period																																	100.0
Near-term development power capacity | MW	800																																			800
Late-stage project power capacity | GW	3																																			3
Contingent consideration recognised as of acquisition date	$ 7.0																																			£ 6
Fair value of net assets acquired																												500.0					500.0
Wind power capacity | MW	260																																			260
Working capital and closing adjustments	$ 289.0	226
Total fair value of net assets acquired including goodwill, net of non-controlling interests																												625.0					625.0
U.K. Wind Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments	625.0	489
Acquisition costs (less than)	7.0
Contingent consideration recognised as of acquisition date	15.0																																			£ 12
Working capital and closing adjustments	$ 610.0	£ 477
X-Elio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									4.20%
Investment in equity-accounted investments									$ 76.0
Economic interest held									17.00%
X-Elio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									50.00%
Investment in equity-accounted investments									$ 893.0
60 MW Brazil Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%	100.00%
Wind power capacity, generation facilities (in MW) | MW				60	60
Investment in equity-accounted investments				$ 6.0	R$ 28
Economic interest held				25.00%	25.00%
Acquisition costs (less than)				$ 1.0
Revenue of combined entity as if combination occurred at beginning of period																																	9.0
Fair value of net assets acquired																												23.0					23.0
Total fair value of net assets acquired including goodwill, net of non-controlling interests																												23.0					23.0
60 MW Brazil Wind Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments				$ 23.0	R$ 113
Westinghouse Electric Corporation
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Investment in equity-accounted investments			$ 442.0
Economic interest held			10.11%
Westinghouse Electric Corporation | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments			$ 4,370.0
Economic interest held			51.00%
Westinghouse Electric Corporation | Cameco Corporation
Disclosure of detailed information about business combination [line items]
Economic interest held			49.00%
UPL
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired														4.00%	4.00%
Investment in equity-accounted investments														$ 17.0	₨ 1,400
UPL | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments														$ 86.0	₨ 7,000
India Renewable Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired											1.00%	1.00%
Economic interest held						7.00%	7.00%
Acquisition costs (less than)						$ 1.0
Aggregate consideration						34.0
Revenue of combined entity as if combination occurred at beginning of period						108.0
Fair value of net assets acquired																												303.0					303.0
Net investment											$ 6.0	₨ 500
Solar power capacity | MW											4,500	4,500
Investment option																															4.0	₨ 340
Net investment option						$ 24.0	₨ 2,000
Total fair value of net assets acquired including goodwill, net of non-controlling interests																												$ 447.0					$ 447.0
Basis for consideration percentage																												100.00%					100.00%
India Renewable Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired											7.00%	7.00%
Economic interest held						37.54%	37.54%
Acquisition costs (less than)						$ 2.0
Aggregate consideration						168.0
Initial investment											$ 30.0	₨ 2,500
Investment option						$ 118.0	₨ 9,800																								$ 21.0	₨ 1,700